INTERIM CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Revenues:
Products	$ 7,173	$ 8,054	$ 14,256	$ 17,170	$ 33,099
Services	18,137	17,820	36,031	35,719	72,191
Total revenues	25,310	25,874	50,287	52,889	105,290
Cost of revenues:
Products	4,345	4,946	8,428	10,342	19,279
Services	12,454	12,344	24,742	24,553	50,461
Total cost of revenues	16,799	17,290	33,170	34,895	69,740
Gross profit	8,511	8,584	17,117	17,994	35,550
Operating expenses:
Research and development	824	908	1,718	1,766	3,390
Selling and marketing	3,100	2,832	5,906	5,523	11,219
General and administrative	2,756	2,944	5,392	5,901	11,883
Other general and administrative expenses	0	0	0	0	683
Other income	0	0	0	0	(288)
Amortization of intangible assets	190	230	390	567	994
Impairment of intangible and tangible assets	0	0	0	0	1,122
Total operating expenses	6,870	6,914	13,406	13,757	29,003
Operating income	1,641	1,670	3,711	4,237	6,547
Financial expenses, net	371	308	177	812	2,424
Other expenses (income), net	14	(9)	14	(6)	232
Income before taxes on income	1,256	1,371	3,520	3,431	3,891
Taxes on income	355	414	755	1,014	(8,849)
Net income	901	957	2,765	2,417	12,740
Other comprehensive income (loss):
Currency translation adjustments of foreign operations	2,497	413	(114)	367	(4,292)
Total comprehensive income	3,398	1,370	2,651	2,784	8,448
Net Income (loss) attributable to:
Equity holders of the parent	1,001	1,146	2,866	2,612	13,453
Non-controlling interests	(100)	(189)	(101)	(195)	(713)
Total	901	957	2,765	2,417	12,740
Total comprehensive income (loss) attributable to:
Equity holders of the parent	3,539	1,575	2,814	3,151	9,088
Non-controlling interests	(141)	(205)	(163)	(367)	(640)
Total comprehensive income	$ 3,398	$ 1,370	$ 2,651	$ 2,784	$ 8,448
Earnings per share attributable to Pointer Telocation Ltd.'s shareholders:
Basic net earnings per share (in dollars per share)	$ 0.13	$ 0.15	$ 0.37	$ 0.36	$ 1.81
Diluted net earnings per share (in dollars per share)	$ 0.13	$ 0.14	$ 0.36	$ 0.35	$ 1.74